RELATED PARTIES - Bank deposits and liabilities (Details) ₽ in Millions	Dec. 31, 2018 RUB (₽)
RELATED PARTIES
Less non-current portion	₽ 1,044
Total bank deposits and liabilities - current	42,642
MTS Bank
RELATED PARTIES
Total bank deposits and liabilities	43,686
Less non-current portion	(1,044)
Total bank deposits and liabilities - current	42,642
MTS Bank | Key management personnel of the Group and its parent
RELATED PARTIES
Total bank deposits and liabilities	29,658
MTS Bank | Sistema
RELATED PARTIES
Total bank deposits and liabilities	4,610
MTS Bank | Sistema Telecom Activy
RELATED PARTIES
Total bank deposits and liabilities	1,542
MTS Bank | Project Michurinskiy
RELATED PARTIES
Total bank deposits and liabilities	952
MTS Bank | Medsi Group
RELATED PARTIES
Total bank deposits and liabilities	745
MTS Bank | Sistema Real Estate
RELATED PARTIES
Total bank deposits and liabilities	599
MTS Bank | CTV
RELATED PARTIES
Total bank deposits and liabilities	536
MTS Bank | Sitronics
RELATED PARTIES
Total bank deposits and liabilities	525
MTS Bank | Leader-Invest
RELATED PARTIES
Total bank deposits and liabilities	433
MTS Bank | Sistema-Invest
RELATED PARTIES
Total bank deposits and liabilities	338
MTS Bank | RTI
RELATED PARTIES
Total bank deposits and liabilities	323
MTS Bank | Sistema Venture Capital
RELATED PARTIES
Total bank deposits and liabilities	319
MTS Bank | BashRES
RELATED PARTIES
Total bank deposits and liabilities	309
MTS Bank | Sistema Capital
RELATED PARTIES
Total bank deposits and liabilities	239
MTS Bank | TelecomCapStroi
RELATED PARTIES
Total bank deposits and liabilities	238
MTS Bank | BF-Sistema
RELATED PARTIES
Total bank deposits and liabilities	233
MTS Bank | Business Nedvizhimost
RELATED PARTIES
Total bank deposits and liabilities	226
MTS Bank | MBI
RELATED PARTIES
Total bank deposits and liabilities	138
MTS Bank | Intourautoservice
RELATED PARTIES
Total bank deposits and liabilities	128
MTS Bank | Detskii Mir
RELATED PARTIES
Total bank deposits and liabilities	113
MTS Bank | Other related parties
RELATED PARTIES
Total bank deposits and liabilities	₽ 1,485